Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 613,443	$ 47,366
Accounts receivable, net of allowance for factoring fees of $3,582 and $160,551, respectively	212,950	1,044,999
Prepaid expenses and other current assets	73,564	39,053
Total Current Assets	899,957	1,131,418
Property and equipment, net	130,072	84,223
Intangible assets, net	162,452	198,126
Deposits and other assets	22,132	17,941
Total Assets	1,214,613	1,431,708
Current Liabilities:
Accounts payable	1,072,716	868,895
Accounts payable - related parties	3,090	282,237
Due to factor	179,145	946,790
Accrued expenses	1,443,053	587,347
Accrued issuable equity	1,560,030
Accrued interest - related parties	7,648	368,950
Current portion of notes payable, net of debt discount - related parties	50,000	2,764,741
Derivative liabilities - related parties		1,645,852
Current portion of capital lease obligations	3,815	7,074
Deferred revenues	525,333	903,158
Total Current Liabilities	4,844,830	8,375,044
Notes payable, non-current portion		100,000
Capital lease obligations, non-current portion		4,420
Deferred rent, non-current portion	21,650	24,423
Total Liabilities	4,866,480	8,503,887
Commitments and Contingencies
Stockholders' Deficiency:
Preferred stock, $0.0001 par value; authorized - 10,000,000 shares; issued and outstanding - none
Common stock, $0.0001 par value; authorized - 300,000,000 shares; issued and outstanding - 94,863,803 and 38,846,743 shares, respectively	9,487	3,885
Additional paid-in capital	30,225,066	18,117,348
Note receivable - stockholder		(187,717)
Accumulated deficit	(33,886,420)	(25,005,695)
Total Stockholders' Deficiency	(3,651,867)	(7,072,179)
Total Liabilities and Stockholders' Deficiency	$ 1,214,613	$ 1,431,708